                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4627

  NAME OF REGISTRANT:                                                    VANGUARD CONVERTIBLE SECURITIES FUND

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2012 - JUNE 30, 2013

  FUND:    VANGUARD CONVERTIBLE SECURITIES FUND

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  ISSUER:                Abengoa S.A.

  TICKER:                ABG                                   CUSIP:    E0002VAA2

  MEETING DATE:   12/3/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS SET         ISSUER              NO               N/A                   N/A

OUT IN THE CONSENT SOLICITATION MEMORANDUM

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  ISSUER:                HealthSouth Corporation

  TICKER:                HLS                                   CUSIP:    421924408

  MEETING DATE:   5/2/2013                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN W. CHIDSEY                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR DONALD L. CORRELL                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR YVONNE M. CURL                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR CHARLES M. ELSON                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR JAY GRINNEY                             ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR JON F. HANSON                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR JOAN E. HERMAN                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR LEO I. HIGDON, JR.                ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR LESLYE G. KATZ                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR JOHN E. MAUPIN, JR.             ISSUER             YES              FOR                   FOR

PROPOSAL #1.11: ELECT DIRECTOR L. EDWARD SHAW, JR.             ISSUER             YES              FOR                   FOR

PROPOSAL #2: RATIFY AUDITORS                                                   ISSUER             YES              FOR                   FOR

PROPOSAL #3: ADVISORY VOTE TO RATIFY NAMED EXECUTIVE         ISSUER             YES              FOR                   FOR

OFFICERS' COMPENSATION

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  ISSUER:                Progress Energy Resources Corp.

  TICKER:                PRQ                                   CUSIP:    74326YAC1

  MEETING DATE:   8/28/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: APPROVE ACQUISITION BY PETRONAS CARIGALI        ISSUER             YES              FOR                   FOR

 CANADA LTD.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CONVERTIBLE SECURITIES FUND

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 28, 2013

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.